Stock Based Compensation: - 2014 Equity Incentive Plan (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Sep. 28, 2020	Jul. 29, 2019	Aug. 10, 2018	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares (in shares)				94,195	84,008	50,000	44,021
Options outstanding (in shares)	77,392	81,700
Exercised or converted	7,333
Time-vested options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	61,310
Dividend yield (as a percent)	0.00%
Risk free interest rate, minimum (as a percent)	0.40%
Risk free interest rate, maximum (as a percent)	1.81%
Expected volatility interest rate (as a percent)	31.50%
Expected term (in years)	6 years 3 months
Fair value of an option	$ 335.46
Stock based compensation expense	$ 3,960	$ 2,312	$ 1,590
Unrecognized compensation expense	$ 12,247
Unrecognized compensation expense, recognition period	3 years 6 months
Performance-based stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	16,082
Stock based compensation expense	$ 0
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 1,165	$ 669	$ 0
Awards outstanding (in shares)	1,071